Note 24 - Share-based Payments - Outstanding Options (Details)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Statement Line Items [Line Items]
Options outstanding at January 1st	135,221,000	131,244,000	121,770,000
Options issued during the period	19,899,000	20,435,000	24,806,000
Options exercised during the period	(9,988,000)	(13,548,000)	(11,613,000)
Options forfeited during the period	(3,804,000)	(2,910,000)	(3,719,000)
Options outstanding at ended year	141,328,000	135,221,000	131,244,000